Segment Information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment Information

NOTE 19. SEGMENT INFORMATION
The Company operates in one segment, the cultivation, manufacturing, distribution and sale of cannabis. The Chief Executive Officer, the Chief Financial Officer and the Chief Transformation Officer of the Company have been identified as the Chief Operating Decision Makers (“CODMs”) and manage the Company’s operations as a whole. For the purpose of evaluating financial performance and allocating resources, the CODMs review certain financial information presented on a consolidated basis accompanied by information by customer and geographic region. For both the years ended December 31, 2023 and 2022, the Company generated 100.0% of its revenue in the U.S.